Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible Assets Net
Intangible assets, net

Note 7 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of accounting software. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Customer relationships	13,300,000	1,300,000	183,546
Software	14,745,632	10,241,786	1,446,028
Non-compete agreements	2,300,000	400,000	56,476
Subtotal	30,345,632	11,941,786	1,686,050
Less: accumulated amortization	(14,969,108)	(8,087,239)	(1,141,830)
Less: intangible assets impairment loss	-	(3,854,547)	(544,220)
Intangible assets, net	15,376,524	-	-

Amortization expense for the years ended December 31, 2021, 2022 and 2023 amounted to RMB 6,383,366, RMB 6,379,240 and RMB 5,358,195, respectively.

The Company performs annual impairment analysis as of December 31, 2023 and concludes there was RMB 3,854,547 impairment loss for intangible assets for holographic solutions segment due to reducing sales forecast as of December 31, 2023 as our carrying value exceeds the fair value.